Cover Page	Apr. 19, 2021	Apr. 16, 2021	Dec. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	SEACOAST BANKING CORPORATION OF FLORIDA
Entity Incorporation, State or Country Code		FL
Entity File Number		000-13660
Entity Tax Identification Number			59-2260678
Entity Address, Address Line One			815 COLORADO AVENUE,
Entity Address, City or Town			STUART
Entity Address, State or Province			FL
Entity Address, Postal Zip Code			34994
City Area Code	772
Local Phone Number	287-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.10 par value
Trading Symbol		SBCF
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000730708
Amendment Flag	false